Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3)		Average Compensation Actually Paid to Non-PEO NEOs(3)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)	Net Income (Loss) (millions)(4)
2024	$ 1,380,197	$ 807,503	$ 1,782,356		$ 1,316,643		$ 5	($ 121)
2023	1,122,585	(1,904,079)	1,221,446	(5)	(1,829,434)	(6)	8	(154)
2022	1,266,242	(8,744,624)	1,367,202		(9,216,082)	(6)	26	(214)
(1)	Dr. Rosenwald was the Registrant’s PEO for each of the 2024, 2023 and 2022 fiscal years.
(2)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO:

Year	Less: Grant Date Value of Equity Awards	Change in Value of Awards Granted During the Current Year	Vesting date value of awards that vested during the year	Year-Over-Year Change in Fair Value of Unvested Awards	Change in Value of Awards Vesting During the Current Year	Dividends on Unvested Awards	Total Adjustments
2024	($ 1,167,532)	$ 1,271,280	$ -	($ 693,817)	$ 17,374	$ -	($ 572,695)

(3)	For the 2024, 2023 and 2022 fiscal years, our Non-PEO NEOs were: David Jin and Michael S. Weiss. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Less: Grant Date Value of Equity Awards	Plus: Year-End Fair Value of Current Year Award	Vesting date value of awards that vested during the year	Year-Over-Year Change in Fair Value of Unvested Awards	Change in Value of Awards Vesting During the Current Year	Dividends on Unvested Awards	Total Adjustments
2024	($ 1,473,790)	$ 1,636,122	$ 36,481	($ 639,671)	($ 24,856)	$ -	($ 465,713)

(4)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
(5)	Includes adjustment to the bonus amount awarded to Mr. Jin for 2023 as reflected in the Summary Compensation Table for 2023, as described in footnote 3 to the Summary Compensation Table.
(6)	These amounts were updated to reflect a correction in the calculation for the Compensation Actually Paid to Non-PEO NEOs for 2022 and 2023.

Named Executive Officers, Footnote	Dr. Rosenwald was the Registrant’s PEO for each of the 2024, 2023 and 2022 fiscal years.For the 2024, 2023 and 2022 fiscal years, our Non-PEO NEOs were: David Jin and Michael S. Weiss.
PEO Total Compensation Amount	$ 1,380,197	$ 1,122,585	$ 1,266,242
PEO Actually Paid Compensation Amount	$ 807,503	(1,904,079)	(8,744,624)
Adjustment To PEO Compensation, Footnote
(2)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO:

Year	Less: Grant Date Value of Equity Awards	Change in Value of Awards Granted During the Current Year	Vesting date value of awards that vested during the year	Year-Over-Year Change in Fair Value of Unvested Awards	Change in Value of Awards Vesting During the Current Year	Dividends on Unvested Awards	Total Adjustments
2024	($ 1,167,532)	$ 1,271,280	$ -	($ 693,817)	$ 17,374	$ -	($ 572,695)

Non-PEO NEO Average Total Compensation Amount	$ 1,782,356	1,221,446	1,367,202
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,316,643	(1,829,434)	(9,216,082)
Adjustment to Non-PEO NEO Compensation Footnote
(3)	For the 2024, 2023 and 2022 fiscal years, our Non-PEO NEOs were: David Jin and Michael S. Weiss. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Less: Grant Date Value of Equity Awards	Plus: Year-End Fair Value of Current Year Award	Vesting date value of awards that vested during the year	Year-Over-Year Change in Fair Value of Unvested Awards	Change in Value of Awards Vesting During the Current Year	Dividends on Unvested Awards	Total Adjustments
2024	($ 1,473,790)	$ 1,636,122	$ 36,481	($ 639,671)	($ 24,856)	$ -	($ 465,713)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 5	8	26
Net Income (Loss)	$ (121,000,000)	$ (154,000,000)	$ (214,000,000)
PEO Name	Dr. Rosenwald	Dr. Rosenwald	Dr. Rosenwald
Equity Awards Adjustments, Footnote
(2)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO:

Year	Less: Grant Date Value of Equity Awards	Change in Value of Awards Granted During the Current Year	Vesting date value of awards that vested during the year	Year-Over-Year Change in Fair Value of Unvested Awards	Change in Value of Awards Vesting During the Current Year	Dividends on Unvested Awards	Total Adjustments
2024	($ 1,167,532)	$ 1,271,280	$ -	($ 693,817)	$ 17,374	$ -	($ 572,695)

(3)	For the 2024, 2023 and 2022 fiscal years, our Non-PEO NEOs were: David Jin and Michael S. Weiss. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Less: Grant Date Value of Equity Awards	Plus: Year-End Fair Value of Current Year Award	Vesting date value of awards that vested during the year	Year-Over-Year Change in Fair Value of Unvested Awards	Change in Value of Awards Vesting During the Current Year	Dividends on Unvested Awards	Total Adjustments
2024	($ 1,473,790)	$ 1,636,122	$ 36,481	($ 639,671)	($ 24,856)	$ -	($ 465,713)

PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (572,695)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,167,532)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,271,280
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(693,817)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,374
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(465,713)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,473,790)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,636,122
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(639,671)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,481
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,856)